Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The pay versus performance information is provided pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The following table sets forth information regarding the compensation per the Summary Compensation Table (SCT) on page 63 of this Proxy Statement, the compensation actually paid (CAP) to our principal executive officer (PEO) and, on average, to our other named executive officers (Non-PEO NEOs) during the specified years, as calculated in accordance with the Pay Versus Performance (PvP) disclosure rule, and the Company's performance.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)	Summary Compensation Table Total for PEO ($) (b)		Compensation Actually Paid to PEO ($) (c)		Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Compass Minerals TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Millions) (h)	Adjusted EBITDA ($ Millions) (i)
	Dowling	Crutchfield	Dowling	Crutchfield
2024	5,845,645	10,423,984	5,363,532	1,540,890	1,792,079	657,407	22.36	109	(206)	206
2023	-	9,173,738	-	2,909,970	2,670,324	1,314,008	51.34	176	11	199
2022	-	10,613,024	-	4,897,914	2,777,012	1,251,000	69.59	159	(33)	190
2021	-	5,797,560	-	3,880,277	1,733,811	1,089,954	114.85	173	20	179
2020	-	5,734,860	-	7,995,711	1,834,828	1,601,616	106.56	124	43	230

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

Column (d): The following non-CEO named executive officers are included in the average figures shown:
Fiscal Year 2020: James Standen, Mary Frontczak, Brad Griffith, George Schuller Jr., and Angela Jones
Fiscal Year 2021: James Standen, Mary Frontczak, George Schuller Jr., and Brad Griffith
Fiscal Year 2022: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., James Standen, and Brad Griffith
Fiscal Year 2023: Lorin Crenshaw, Mary Frontczak, George Schuller Jr., and James Standen
Fiscal Year 2024: Lorin Crenshaw, Jeffrey Cathey, Mary Frontczak, Benjamin Nichols, George Schuller Jr., Jennifer Hood, and James Standen

Peer Group Issuers, Footnote [Text Block]

Column (g): For the relevant fiscal year, represents the cumulative TSR of the Compensation Peer Group (“Peer Group TSR”) for the measurement periods ending on September 30 of each of 2024, 2023, 2022 and 2021, and December 31, 2020. The peer group used for this purpose in 2024 consists of the following companies: Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Coeur Mining, Inc., Ecovyst Inc., Hecla Mining Company, Innospec Inc., Koppers Holdings Inc., LSB Industries, Inc., Metallus Inc., Minerals Technologies Inc., Peabody Energy Corporation, Ramaco Resources, Inc., Sensient Technologies Corporation, SSR Mining Inc., Tronox Holdings plc, U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc.. The peer group used for this purpose in 2023 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Coeur Mining, Inc., Eagle Materials Inc., Hecla Mining Company, Innospec Inc., Koppers Holdings Inc., Livent Corporation, Minerals Technologies Inc., Peabody Energy Corporation, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc.  The peer group used for this purpose in 2021 and 2022 consists of the following companies: Albemarle Corporation, Alpha Metallurgical Resources, Inc., Arch Resources, Inc., Balchem Corporation, Cleveland-Cliffs Inc., Coeur Mining, Inc., Eagle Materials Inc., Ferro Corporation, H.B. Fuller Company, Hecla Mining Company, Innospec Inc., Minerals Technologies Inc., Peabody Energy Corporation, The Scotts Miracle-Gro Company, Sensient Technologies Corporation, Summit Materials, Inc., Tronox Holdings plc, U.S. Concrete, Inc., U.S. Silica Holdings, Inc., and Warrior Met Coal, Inc.  The peer group used for this purpose in 2020 consists of the following companies: Albemarle Corporation, Arch Resources, Inc., Balchem Corporation, Cabot Corporation, Carpenter Technology Corporation, Cleveland-Cliffs Inc., Eagle Materials Inc., Element Solutions Inc, FMC Corporation, H.B. Fuller Company, Hecla Mining Company, Innophos Holdings, Inc., Innospec Inc., Kaiser Aluminum Corporation, Martin Marietta Materials, Inc., Minerals Technologies Inc., NewMarket Corporation, Peabody Energy Corporation, The Scotts Miracle-Gro Company, Sensient Technologies Corporation, Tronox Holdings plc, U.S. Concrete, Inc., U.S. Silica Holdings, Inc.

Adjustment To PEO Compensation, Footnote
Fiscal Year	2020	2021	2022	2023	2024
CEO	Crutchfield	Crutchfield	Crutchfield	Crutchfield	Dowling	Crutchfield
SCT Total Compensation ($)	5,734,860	5,797,560	10,613,024	9,173,738	5,845,645	10,423,984
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	3,412,476	3,477,562	7,881,343	5,997,970	3,535,579	3,934,025
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	3,682,010	1,466,383	6,017,107	2,856,593	3,053,466	0
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	2,869,275	(495,027)	(2,724,785)	(3,325,077)	0	0
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(877,959)	588,923	(1,126,088)	202,685	0	(66,604)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	-	-	-	-	0	(4,882,466)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	-	0	0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	-	0	0
Compensation Actually Paid ($)	7,995,711	3,880,277	4,897,914	2,909,970	5,363,532	1,540,890

Non-PEO NEO Average Total Compensation Amount	$ 1,733,811	$ 1,792,079	$ 2,670,324	$ 2,777,012	$ 1,834,828
Non-PEO NEO Average Compensation Actually Paid Amount	1,089,954	$ 657,407	1,314,008	1,251,000	1,601,616
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Fiscal Year	2020	2021	2022	2023	2024
Non-CEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	1,834,828	1,733,811	2,777,012	2,670,324	1,792,079
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	791,013	972,178	1,272,670	1,561,016	860,161
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	593,612	405,201	547,929	609,311	170,509
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	193,686	(34,082)	(303,692)	(459,642)	(105,065)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(80,995)	(42,798)	(87,736)	55,031	(14,085)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(148,501)	-	(409,843)	-	(325,870)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	-	-	-	-	0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	-	-	-	-	0
Compensation Actually Paid ($)	1,601,616	1,089,954	1,251,000	1,314,008	657,407

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Pay and Performance

Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other named executive officers in fiscal years 2020, 2021, 2022, 2023, and 2024 to (1) TSR of both Compass Minerals and the Peer Group, (2) Compass Minerals' net income and (3) Compass Minerals' adjusted EBITDA.

CAP vs Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]		Relationship Between Pay and GAAP Net Income The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP and GAAP Net Income. CAP vs GAAP Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Relationship Between Pay and Adjusted EBITDA The following shows the relationship between PEO CAP, Average Non-PEO NEO CAP, and Adjusted EBITDA. CAP vs Adjusted EBITDA
Tabular List [Table Text Block]

Most Important Performance Measures

Listed below are the performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for 2024, to company performance.

Measure
Adjusted EBITDA
Adjusted Free Cash Flow
Adjusted Operating Cash Flow
Relative Total Shareholder Return (rTSR)
Return on Capital Employed (ROCE)
Safety - Total Recordable Injury Rate (TRIR)

Total Shareholder Return Amount	11,485	$ 2,236	5,134	6,959	10,656
Peer Group Total Shareholder Return Amount	173	109	176	159	124
Net Income (Loss) Attributable to Parent	$ 20,000,000	$ (206,000,000)	$ 11,000,000	$ (33,000,000)	$ 43,000,000
Company Selected Measure Amount	179,000,000	206,000,000	199,000,000	190,000,000	230,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]		Column (i): Adjusted EBITDA, our Company-Selected Measure, is calculated as described on page 52 of the “Compensation Discussion and Analysis.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return (rTSR)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Return on Capital Employed (ROCE)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Safety - Total Recordable Injury Rate (TRIR)
Less Stock And Option Award Values Reported In S C T For The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 972,178	$ 860,161	$ 1,561,016	$ 1,272,670	$ 791,013
Plus Fair Value For Stock And Option Awards Granted In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	405,201	170,509	609,311	547,929	593,612
Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,082)	(105,065)	(459,642)	(303,692)	193,686
Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,798)	(14,085)	55,031	(87,736)	(80,995)
Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	(325,870)	(0)	(409,843)	(148,501)
Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	0	(0)	(0)	(0)
Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	0	(0)	(0)	(0)
Dowling [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	(0)	5,845,645	(0)	(0)	(0)
PEO Actually Paid Compensation Amount	(0)	$ 5,363,532	(0)	(0)	(0)
PEO Name		Dowling
Dowling [Member] | Less Stock And Option Award Values Reported In S C T For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,535,579
Dowling [Member] | Plus Fair Value For Stock And Option Awards Granted In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,053,466
Dowling [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Dowling [Member] | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Dowling [Member] | Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Dowling [Member] | Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Dowling [Member] | Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Crutchfield [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,797,560	10,423,984	9,173,738	10,613,024	5,734,860
PEO Actually Paid Compensation Amount	$ 3,880,277	$ 1,540,890	$ 2,909,970	$ 4,897,914	$ 7,995,711
PEO Name	Crutchfield	Crutchfield	Crutchfield	Crutchfield	Crutchfield
Crutchfield [Member] | Less Stock And Option Award Values Reported In S C T For The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,477,562	$ 3,934,025	$ 5,997,970	$ 7,881,343	$ 3,412,476
Crutchfield [Member] | Plus Fair Value For Stock And Option Awards Granted In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,466,383	0	2,856,593	6,017,107	3,682,010
Crutchfield [Member] | Change In Fair Value Of Outstanding Unvested Stock And Option Awards From Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(495,027)	0	(3,325,077)	(2,724,785)	2,869,275
Crutchfield [Member] | Change In Fair Value Of Stock And Option Awards From Prior Years That Vested In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	588,923	(66,604)	202,685	(1,126,088)	(877,959)
Crutchfield [Member] | Less Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	(4,882,466)	(0)	(0)	(0)
Crutchfield [Member] | Less Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)	0	(0)	(0)	(0)
Crutchfield [Member] | Plus Aggregate Service Cost And Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)	$ 0	$ (0)	$ (0)	$ (0)